HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2019	Jun. 30, 2021	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contribution							$ 350,000
Value of shares issuance to offset due amounts				$ 215,489	$ 1,099,200	1,086,156	103,200
Sanovas Ophthalmology LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contribution							350,000
Value of shares issuance to offset due amounts						358,000	266,000
Sanovas Ophthalmology LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value of shares issuance to offset due amounts		$ 390,358	$ 358,126
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of private offering				$ 851,000		$ 1,395,000	$ 185,000
Option Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Options to purchase shares, percentage	10.00%